UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: The Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.3%)1
Consumer Discretionary (15.4%)
	DSW Inc. Class A	2,261,173	54,856
*	Ulta Salon Cosmetics & Fragrance Inc.	197,065	51,475
	Papa John's International Inc.	637,210	47,122
	National CineMedia Inc.	3,004,783	46,814
	Bloomin' Brands Inc.	2,498,200	44,918
*	LKQ Corp.	1,289,105	44,332
*	Tenneco Inc.	765,600	43,272
	La-Z-Boy Inc.	1,401,200	42,344
*	IMAX Corp.	1,320,524	41,715
*	Kate Spade & Co.	1,894,765	41,097
	Cinemark Holdings Inc.	1,031,600	38,788
	Chico's FAS Inc.	3,173,400	38,113
	Cheesecake Factory Inc.	733,448	37,941
	Tractor Supply Co.	413,145	37,865
*	Grand Canyon Education Inc.	864,220	36,349
*	DreamWorks Animation SKG Inc. Class A	876,630	35,915
	Lennar Corp. Class A	758,685	35,506
	New York Times Co. Class A	2,623,026	34,047
*	Michaels Cos. Inc.	1,241,325	32,721
*	Sally Beauty Holdings Inc.	1,038,197	30,450
*	ServiceMaster Global Holdings Inc.	768,090	29,057
*	lululemon athletica Inc.	372,609	28,933
*,2 MarineMax Inc.		1,405,563	28,392
	Texas Roadhouse Inc. Class A	597,645	28,221
^	MDC Partners Inc. Class A	2,123,115	27,091
	Brunswick Corp.	533,789	26,487
	Wolverine World Wide Inc.	1,018,200	24,936
	Carter's Inc.	234,613	23,755
	Dunkin' Brands Group Inc.	508,429	23,037
	Service Corp. International	826,700	22,916
*	Pinnacle Entertainment Inc.	2,061,121	22,507
*	Shutterfly Inc.	394,515	20,984
*	Bright Horizons Family Solutions Inc.	309,690	20,771
*,^ Hibbett Sports Inc.		589,773	20,595
*	Urban Outfitters Inc.	681,770	20,385
*	Boyd Gaming Corp.	1,010,269	19,811
*	G-III Apparel Group Ltd.	485,215	19,423
*	Live Nation Entertainment Inc.	705,000	19,331
	Polaris Industries Inc.	181,149	17,888
	HSN Inc.	345,180	17,659
	Ross Stores Inc.	256,500	15,859
*	Buffalo Wild Wings Inc.	87,027	14,617
*,^ JC Penney Co. Inc.		1,508,563	14,573
	Oxford Industries Inc.	253,810	14,513
*	Ollie's Bargain Outlet Holdings Inc.	543,460	14,206
*	Five Below Inc.	264,903	13,513
*	Popeyes Louisiana Kitchen Inc.	213,903	12,252
*	Netflix Inc.	132,400	12,081
*	CarMax Inc.	205,200	11,955

	Expedia Inc.	99,695	11,629
*	Chuy's Holdings Inc.	334,867	11,292
	Dick's Sporting Goods Inc.	213,505	10,951
	Leggett & Platt Inc.	194,500	10,225
	Callaway Golf Co.	894,271	9,569
*	O'Reilly Automotive Inc.	32,900	9,562
*	Penn National Gaming Inc.	621,595	9,336
	Aaron's Inc.	384,200	9,202
	Big Lots Inc.	145,800	7,754
	Monro Muffler Brake Inc.	123,380	7,726
	American Eagle Outfitters Inc.	427,900	7,668
	Sonic Corp.	283,221	7,621
*	Burlington Stores Inc.	98,850	7,563
*	Tumi Holdings Inc.	281,985	7,543
*	Smith & Wesson Holding Corp.	254,300	7,489
	ClubCorp Holdings Inc.	483,000	7,003
	Lithia Motors Inc. Class A	80,800	6,972
	Tupperware Brands Corp.	109,900	6,889
	Sturm Ruger & Co. Inc.	98,400	6,691
	Children's Place Inc.	79,500	6,645
*	American Axle & Manufacturing Holdings Inc.	377,400	6,571
	Harman International Industries Inc.	79,100	6,537
	Vail Resorts Inc.	45,500	6,510
*	Isle of Capri Casinos Inc.	333,700	6,250
	Lear Corp.	54,800	6,217
	Nexstar Broadcasting Group Inc. Class A	122,300	6,182
^	Regal Entertainment Group Class A	261,400	6,148
	DR Horton Inc.	184,400	6,063
*	Dave & Buster's Entertainment Inc.	133,500	5,941
*	MSG Networks Inc.	349,400	5,608
	Ruth's Hospitality Group Inc.	340,500	5,438
	Bob Evans Farms Inc.	141,400	5,201
*	Carrols Restaurant Group Inc.	382,900	4,637
*	Potbelly Corp.	348,500	4,541
	Cato Corp. Class A	115,200	4,121
*	Strayer Education Inc.	89,800	4,106
	Interpublic Group of Cos. Inc.	175,100	4,038
	Libbey Inc.	200,300	3,744
	Visteon Corp.	53,300	3,736
*	NVR Inc.	2,180	3,717
*	Express Inc.	245,000	3,665
*,^ Kona Grill Inc.		264,098	3,301
	Jack in the Box Inc.	36,400	3,217
*	JAKKS Pacific Inc.	346,483	3,195
	AMC Entertainment Holdings Inc.	105,600	3,107
	World Wrestling Entertainment Inc. Class A	144,500	2,854
	Six Flags Entertainment Corp.	48,000	2,707
*	Denny's Corp.	239,700	2,675
*	Tile Shop Holdings Inc.	139,700	2,382
	MCBC Holdings Inc.	202,026	2,319
	GNC Holdings Inc. Class A	109,900	2,243
	Cracker Barrel Old Country Store Inc.	14,000	2,204
*,^ SodaStream International Ltd.		90,969	2,188
*	Cooper-Standard Holding Inc.	22,800	2,008
*	Gentherm Inc.	55,600	1,866
*,^ Weight Watchers International Inc.		133,200	1,589
*	BJ's Restaurants Inc.	33,200	1,289

*	Red Rock Resorts Inc. Class A	54,100	1,245
*,^ Hemisphere Media Group Inc. Class A		85,560	1,086
	Bassett Furniture Industries Inc.	41,700	1,077
	Brinker International Inc.	21,899	1,032
*	Asbury Automotive Group Inc.	16,800	1,021
	Culp Inc.	34,100	973
	Sinclair Broadcast Group Inc. Class A	32,200	896
	Ethan Allen Interiors Inc.	22,500	781
^	PetMed Express Inc.	28,200	585
	New Media Investment Group Inc.	32,500	574
			1,728,103
Consumer Staples (2.6%)
*	TreeHouse Foods Inc.	442,310	45,642
^	Sanderson Farms Inc.	421,500	36,919
*	Post Holdings Inc.	390,200	33,819
	Greencore Group plc	7,786,354	33,744
*	Performance Food Group Co.	889,850	24,417
	Nu Skin Enterprises Inc. Class A	445,000	23,763
*	Monster Beverage Corp.	100,000	16,063
*	WhiteWave Foods Co. Class A	196,000	10,876
	Ingredion Inc.	73,300	9,766
*	Herbalife Ltd.	129,900	8,835
*	Boston Beer Co. Inc. Class A	37,609	6,878
*	Smart & Final Stores Inc.	466,545	6,434
	Dean Foods Co.	339,300	6,263
	Casey's General Stores Inc.	46,400	6,196
	Ingles Markets Inc. Class A	67,700	2,629
	Pilgrim's Pride Corp.	108,986	2,534
*,^ Amplify Snack Brands Inc.		173,500	2,474
*	Sprouts Farmers Market Inc.	85,700	1,982
*	Blue Buffalo Pet Products Inc.	74,800	1,921
	Fresh Del Monte Produce Inc.	33,400	1,899
^	Natural Health Trends Corp.	53,900	1,811
	Lancaster Colony Corp.	10,500	1,365
^	Cal-Maine Foods Inc.	28,600	1,198
*	USANA Health Sciences Inc.	4,700	645
*	Darling Ingredients Inc.	37,900	598
			288,671
Energy (3.2%)
^	Veresen Inc.	4,613,100	39,042
	Patterson-UTI Energy Inc.	1,809,150	35,079
^	Core Laboratories NV	283,640	33,132
	Western Refining Inc.	1,559,280	32,511
	Energen Corp.	565,660	26,801
	Superior Energy Services Inc.	1,416,003	22,613
*	Diamondback Energy Inc.	217,975	19,136
*	Matador Resources Co.	777,170	16,390
*	Rice Energy Inc.	635,300	14,815
*	PDC Energy Inc.	226,345	12,397
	Cabot Oil & Gas Corp.	467,760	11,540
*	Gulfport Energy Corp.	316,590	9,210
*	Parsley Energy Inc. Class A	301,180	8,587
*	Forum Energy Technologies Inc.	503,000	8,214
*	Carrizo Oil & Gas Inc.	224,200	7,354
	Baker Hughes Inc.	153,300	7,332
	Range Resources Corp.	176,300	7,107

*	Southwestern Energy Co.	474,625	6,920
*	Newfield Exploration Co.	153,300	6,638
*,^ RPC Inc.		456,500	6,615
*	RigNet Inc.	532,916	6,368
	Oceaneering International Inc.	215,800	6,016
	US Silica Holdings Inc.	165,354	5,700
*	Dril-Quip Inc.	96,687	5,263
^	Atwood Oceanics Inc.	289,570	3,093
*	Par Pacific Holdings Inc.	79,147	1,187
	World Fuel Services Corp.	11,800	562
*	Sanchez Energy Corp.	77,200	489
			360,111
Financials (10.3%)
	Nasdaq Inc.	868,537	61,458
	MarketAxess Holdings Inc.	374,650	60,566
	Assured Guaranty Ltd.	2,155,714	57,752
	Assurant Inc.	517,436	42,952
*,^ LendingTree Inc.		383,911	38,767
	Redwood Trust Inc.	2,594,020	37,017
	MFA Financial Inc.	4,857,005	36,525
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,621,500	36,468
*	First BanCorp	7,754,555	35,593
*	Western Alliance Bancorp	1,030,110	35,055
	Douglas Emmett Inc.	894,500	34,027
*	Affiliated Managers Group Inc.	231,023	33,910
	Zions Bancorporation	1,210,900	33,760
*	MGIC Investment Corp.	4,625,683	33,259
	First American Financial Corp.	734,380	30,704
	Financial Engines Inc.	1,161,455	30,651
	Solar Capital Ltd.	1,397,895	28,307
	Outfront Media Inc.	1,157,000	26,923
	LPL Financial Holdings Inc.	945,428	25,479
	Investment Technology Group Inc.	1,500,000	25,050
^	WisdomTree Investments Inc.	2,504,487	24,895
	LaSalle Hotel Properties	836,600	23,048
*,^ Encore Capital Group Inc.		806,506	19,687
	MGM Growth Properties LLC Class A	714,215	19,362
	FactSet Research Systems Inc.	99,750	17,153
	STAG Industrial Inc.	607,200	15,411
	Evercore Partners Inc. Class A	284,667	14,424
*	SVB Financial Group	141,000	14,159
	QTS Realty Trust Inc. Class A	213,246	12,208
	Bank of the Ozarks Inc.	326,509	11,751
	MSCI Inc. Class A	133,500	11,486
	National Storage Affiliates Trust	520,328	11,119
	Opus Bank	344,159	11,109
*	Customers Bancorp Inc.	413,107	10,633
*	Hilltop Holdings Inc.	472,253	10,286
	Lamar Advertising Co. Class A	139,100	9,439
*,2 eHealth Inc.		935,401	8,933
	Gaming and Leisure Properties Inc.	219,020	7,848
*	Texas Capital Bancshares Inc.	157,700	7,655
	Wintrust Financial Corp.	144,275	7,618
	Ryman Hospitality Properties Inc.	134,700	7,576
	DuPont Fabros Technology Inc.	157,800	7,548
	CoreSite Realty Corp.	86,200	7,114
*	PRA Group Inc.	253,895	7,074

*	Cowen Group Inc. Class A	2,163,661	6,751
	James River Group Holdings Ltd.	198,160	6,670
*	Pacific Premier Bancorp Inc.	245,901	5,939
	Bats Global Markets Inc.	233,113	5,916
	Radian Group Inc.	444,525	5,734
*	Walker & Dunlop Inc.	229,500	5,432
	WP Glimcher Inc.	423,200	5,366
*	INTL. FCStone Inc.	180,400	5,257
*	KCG Holdings Inc. Class A	342,300	5,179
	Universal Insurance Holdings Inc.	235,220	5,114
	Iron Mountain Inc.	119,900	4,941
	BGC Partners Inc. Class A	545,800	4,841
	OM Asset Management plc	315,200	4,413
	Lazard Ltd. Class A	105,400	3,767
	Senior Housing Properties Trust	156,000	3,465
*	Essent Group Ltd.	137,500	3,295
	Primerica Inc.	63,700	3,281
*	FCB Financial Holdings Inc. Class A	86,000	3,007
*,^ Credit Acceptance Corp.		14,617	2,641
*	World Acceptance Corp.	60,076	2,611
	Care Capital Properties Inc.	80,900	2,393
	Banc of California Inc.	105,700	2,344
*	Regional Management Corp.	114,700	2,156
	Sabra Health Care REIT Inc.	86,400	2,066
*	Signature Bank	16,700	2,008
	Chesapeake Lodging Trust	49,900	1,261
	PS Business Parks Inc.	10,700	1,187
	Brown & Brown Inc.	30,100	1,103
	GEO Group Inc.	28,300	979
	AMERISAFE Inc.	15,100	884
*,^ BofI Holding Inc.		51,200	861
	Pennsylvania REIT	27,900	710
	Home BancShares Inc.	27,700	578
	Universal Health Realty Income Trust	9,600	573
	ServisFirst Bancshares Inc.	11,300	572
	Capital Bank Financial Corp.	10,000	299
	Capital City Bank Group Inc.	11,470	164
	PrivateBancorp Inc.	1,300	57
			1,155,574
Health Care (19.8%)
*	Cepheid	2,247,060	79,389
*	Ligand Pharmaceuticals Inc.	549,953	74,178
*	ABIOMED Inc.	550,373	64,928
	West Pharmaceutical Services Inc.	795,025	63,825
*	ICON plc	801,828	62,278
*	Insulet Corp.	1,668,559	59,050
*	Globus Medical Inc.	2,529,803	58,059
*	Allscripts Healthcare Solutions Inc.	3,855,420	54,439
*	athenahealth Inc.	421,218	53,827
*	Alkermes plc	988,642	49,333
*,2 Imprivata Inc.		2,420,390	46,278
	Cooper Cos. Inc.	246,650	45,006
*	WellCare Health Plans Inc.	407,940	43,568
*	DexCom Inc.	464,200	42,813
*	Akorn Inc.	1,201,733	41,135
	ResMed Inc.	596,569	41,092
	Kindred Healthcare Inc.	3,217,959	39,452

*	LifePoint Health Inc.	656,921	38,877
*	Surgical Care Affiliates Inc.	705,300	36,683
*	Align Technology Inc.	411,076	36,647
*	INC Research Holdings Inc. Class A	768,428	34,203
*	Acadia Healthcare Co. Inc.	601,065	33,960
*	Bluebird Bio Inc.	519,338	29,696
*	Medivation Inc.	437,950	28,024
*,^ TESARO Inc.		296,828	27,676
*	Medidata Solutions Inc.	509,975	27,105
*	Community Health Systems Inc.	2,057,706	26,277
*	Alnylam Pharmaceuticals Inc.	374,500	25,496
	Teleflex Inc.	140,900	25,406
*	Hologic Inc.	641,400	24,687
*	Jazz Pharmaceuticals plc	163,135	24,628
*	Bio-Rad Laboratories Inc. Class A	161,140	23,380
*,^ Zeltiq Aesthetics Inc.		662,290	22,485
	Dentsply Sirona Inc.	348,678	22,329
	Bruker Corp.	891,675	22,221
*	Nektar Therapeutics	1,280,600	22,142
*	Inogen Inc.	409,378	22,000
*	Molina Healthcare Inc.	382,557	21,733
*	Spectranetics Corp.	936,835	21,716
*	IDEXX Laboratories Inc.	217,100	20,362
*	AMN Healthcare Services Inc.	472,920	20,005
*	Centene Corp.	269,585	19,019
*	Masimo Corp.	351,067	18,596
*	Acceleron Pharma Inc.	533,600	18,100
*	HMS Holdings Corp.	845,355	16,806
*	Cynosure Inc. Class A	301,255	16,557
*	Cerner Corp.	262,800	16,396
*	Illumina Inc.	96,300	16,020
*	NuVasive Inc.	254,760	15,846
*	Neogen Corp.	277,650	15,312
	Bio-Techne Corp.	134,281	15,096
*	Endologix Inc.	1,038,483	14,653
*	QIAGEN NV	535,700	14,357
*	HealthEquity Inc.	469,325	13,854
*	Repligen Corp.	479,404	13,711
*	Evolent Health Inc. Class A	552,971	13,017
*	Exact Sciences Corp.	743,486	12,922
	CONMED Corp.	311,597	12,663
*	Sage Therapeutics Inc.	279,291	12,529
*	Ironwood Pharmaceuticals Inc. Class A	863,100	12,196
	Cantel Medical Corp.	175,055	11,720
*	Ultragenyx Pharmaceutical Inc.	178,400	11,289
*	Luminex Corp.	523,320	11,215
*	Cardiovascular Systems Inc.	566,000	11,099
*,^ Cempra Inc.		593,300	10,662
*	Cross Country Healthcare Inc.	702,066	10,264
*	Pacira Pharmaceuticals Inc.	278,314	10,089
*	Supernus Pharmaceuticals Inc.	435,229	9,671
*	Intuitive Surgical Inc.	13,700	9,532
*	Quintiles Transnational Holdings Inc.	119,800	9,301
*	Charles River Laboratories International Inc.	98,200	8,635
*	Diplomat Pharmacy Inc.	238,352	8,564
*	Atara Biotherapeutics Inc.	347,138	8,331
*,^ Adeptus Health Inc. Class A		186,190	8,298

*,^ Novadaq Technologies Inc.		767,350	8,180
*	Quidel Corp.	358,644	8,177
*	Neurocrine Biosciences Inc.	161,351	8,105
*	Ionis Pharmaceuticals Inc.	273,900	7,995
*	United Therapeutics Corp.	64,600	7,817
*,^ AAC Holdings Inc.		323,400	7,331
*	Prestige Brands Holdings Inc.	135,700	7,260
*,^ Juno Therapeutics Inc.		227,563	7,039
*	Emergent BioSolutions Inc.	208,600	6,965
	Chemed Corp.	47,300	6,960
*	Nevro Corp.	83,457	6,902
*	PRA Health Sciences Inc.	144,100	6,683
*	Mettler-Toledo International Inc.	16,209	6,665
*	DBV Technologies SA ADR	189,642	6,562
	STERIS plc	91,276	6,476
*	Myriad Genetics Inc.	205,200	6,357
*	Revance Therapeutics Inc.	462,662	6,241
	Patterson Cos. Inc.	126,240	6,231
*	Five Prime Therapeutics Inc.	121,500	6,159
*	Amedisys Inc.	114,500	6,131
*	Intersect ENT Inc.	365,598	5,791
*	VCA Inc.	77,000	5,493
*	Anika Therapeutics Inc.	92,400	4,613
*	Enanta Pharmaceuticals Inc.	202,100	4,545
*	FibroGen Inc.	204,800	3,918
*	NxStage Medical Inc.	176,705	3,907
*	Amsurg Corp.	50,300	3,773
*	ICU Medical Inc.	32,200	3,760
*	PTC Therapeutics Inc.	613,800	3,664
*	OvaScience Inc.	711,610	3,587
*	Spectrum Pharmaceuticals Inc.	461,900	3,173
*	OraSure Technologies Inc.	453,400	3,092
*	LHC Group Inc.	66,800	3,023
*	Wright Medical Group NV	129,325	2,836
*	Acorda Therapeutics Inc.	107,700	2,723
*	Patheon NV	99,336	2,569
*	Cytokinetics Inc.	216,400	2,406
*	Array BioPharma Inc.	626,200	2,342
*	AtriCure Inc.	147,900	2,247
*	Rigel Pharmaceuticals Inc.	975,600	2,234
*	SciClone Pharmaceuticals Inc.	206,100	2,176
*	PAREXEL International Corp.	32,400	2,166
*	Almost Family Inc.	50,390	2,005
*	Amphastar Pharmaceuticals Inc.	122,800	1,987
*	Tetraphase Pharmaceuticals Inc.	490,500	1,972
*,^ Esperion Therapeutics Inc.		174,800	1,898
*	Merrimack Pharmaceuticals Inc.	317,800	1,843
	PerkinElmer Inc.	30,100	1,713
	Utah Medical Products Inc.	25,070	1,631
	LeMaitre Vascular Inc.	71,200	1,225
*	BioCryst Pharmaceuticals Inc.	296,900	1,075
*,^ iRadimed Corp.		52,233	1,011
*	Infinity Pharmaceuticals Inc.	547,400	920
*,^ Insys Therapeutics Inc.		55,800	873
	Universal Health Services Inc. Class B	6,200	803
*	Orthofix International NV	15,700	744
*	Civitas Solutions Inc.	33,800	724

*,^ ImmunoGen Inc.		246,500	685
*	Raptor Pharmaceutical Corp.	110,800	653
*	Brookdale Senior Living Inc.	30,300	560
*	Peregrine Pharmaceuticals Inc.	1,396,779	518
*	Quorum Health Corp.	33,891	369
*	Threshold Pharmaceuticals Inc.	25,000	13
*	Zafgen Inc.	3,756	11
			2,220,215
Industrials (16.6%)
*	Clean Harbors Inc.	1,315,978	67,668
*	Genesee & Wyoming Inc. Class A	924,899	59,887
*	WageWorks Inc.	933,941	57,727
	John Bean Technologies Corp.	862,153	57,695
	Owens Corning	886,000	46,878
*	Teledyne Technologies Inc.	440,143	46,215
^	Advanced Drainage Systems Inc.	1,612,074	43,059
*	Swift Transportation Co.	2,229,670	42,921
	GATX Corp.	957,100	42,811
*	Middleby Corp.	348,030	41,896
*	Kirby Corp.	761,373	41,487
2	H&E Equipment Services Inc.	2,202,839	41,017
	MSC Industrial Direct Co. Inc. Class A	531,366	38,168
	Watts Water Technologies Inc. Class A	614,069	37,980
	Landstar System Inc.	501,680	35,363
*	Hawaiian Holdings Inc.	734,358	33,435
*	TransUnion	981,600	32,118
	Curtiss-Wright Corp.	352,000	31,324
	Tennant Co.	488,399	31,297
	Acuity Brands Inc.	118,705	31,152
*	AerCap Holdings NV	844,600	30,836
*	On Assignment Inc.	830,486	30,686
	HEICO Corp. Class A	520,972	30,044
*	Armstrong World Industries Inc.	697,905	29,640
	Waste Connections Inc.	389,190	28,987
	Equifax Inc.	215,300	28,519
	Kennametal Inc.	1,055,460	26,239
*	Advisory Board Co.	622,804	26,008
*	Generac Holdings Inc.	678,012	25,622
*	Sensata Technologies Holding NV	671,186	25,451
	CEB Inc.	421,609	25,313
*	TriNet Group Inc.	1,164,120	25,250
*	TASER International Inc.	860,223	24,912
*	Proto Labs Inc.	441,923	24,323
*	RBC Bearings Inc.	317,494	24,139
	Carlisle Cos. Inc.	232,500	24,015
	AO Smith Corp.	253,610	23,558
	Heartland Express Inc.	1,204,322	22,304
*	IHS Markit Ltd.	627,935	21,814
*	Trex Co. Inc.	414,605	20,108
*	Stericycle Inc.	207,500	18,731
	Forward Air Corp.	400,246	18,523
	Apogee Enterprises Inc.	381,734	17,846
	JB Hunt Transport Services Inc.	206,355	17,154
	KAR Auction Services Inc.	370,425	15,843
*	Verisk Analytics Inc. Class A	179,600	15,316
	Kaman Corp.	354,527	15,301
	Wabtec Corp.	220,121	15,078

	Albany International Corp.	335,100	14,185
*	TrueBlue Inc.	594,391	13,273
	Orbital ATK Inc.	149,300	13,007
	Ryder System Inc.	184,900	12,185
	Mobile Mini Inc.	371,400	12,074
*	Rush Enterprises Inc. Class A	489,633	11,252
*	JetBlue Airways Corp.	560,400	10,272
*	United Rentals Inc.	128,900	10,269
	Huntington Ingalls Industries Inc.	59,500	10,269
	Donaldson Co. Inc.	253,171	9,147
	Woodward Inc.	149,745	8,766
*	HD Supply Holdings Inc.	241,100	8,725
	Ritchie Bros Auctioneers Inc.	256,829	8,527
	Watsco Inc.	56,800	8,181
	BWX Technologies Inc.	217,600	8,010
*	Spirit AeroSystems Holdings Inc. Class A	177,500	7,700
*	Astronics Corp.	200,111	7,658
	RR Donnelley & Sons Co.	421,300	7,550
	Herman Miller Inc.	224,400	7,354
*	Quanta Services Inc.	272,470	6,975
^	Greenbrier Cos. Inc.	203,200	6,671
*	Wabash National Corp.	458,300	6,636
*	Saia Inc.	226,198	6,535
	Global Brass & Copper Holdings Inc.	226,856	6,425
	General Cable Corp.	428,100	6,306
	Insteel Industries Inc.	179,800	6,255
	Alaska Air Group Inc.	92,548	6,221
	Allison Transmission Holdings Inc.	211,800	6,104
	West Corp.	248,800	5,501
*	American Woodmark Corp.	70,800	5,256
*	Lydall Inc.	115,822	5,175
	Comfort Systems USA Inc.	170,300	5,174
*	SiteOne Landscape Supply Inc.	132,100	5,131
	Knight Transportation Inc.	161,780	4,826
	Quanex Building Products Corp.	233,008	4,658
*	Meritor Inc.	547,800	4,591
*	Spirit Airlines Inc.	102,425	4,379
*	Echo Global Logistics Inc.	175,600	4,348
	Brink's Co.	116,900	3,837
	Insperity Inc.	48,000	3,768
*	Roadrunner Transportation Systems Inc.	486,652	3,684
*	Continental Building Products Inc.	144,300	3,384
*,^ Power Solutions International Inc.		171,000	3,008
	Air Lease Corp. Class A	101,600	2,927
	Universal Forest Products Inc.	26,500	2,865
*	Ply Gem Holdings Inc.	183,800	2,823
*	YRC Worldwide Inc.	216,400	2,569
	Graco Inc.	34,100	2,524
	Kimball International Inc. Class B	189,157	2,155
	Deluxe Corp.	30,509	2,062
*	Vectrus Inc.	62,300	1,941
	Knoll Inc.	72,800	1,838
*	AECOM	47,200	1,675
*	Hudson Technologies Inc.	301,607	1,484
	Pitney Bowes Inc.	73,000	1,410
	Steelcase Inc. Class A	93,200	1,351
^	American Railcar Industries Inc.	32,000	1,344

*	NCI Building Systems Inc.	78,500	1,273
	Quad/Graphics Inc.	40,300	1,022
	Brady Corp. Class A	29,700	955
	Barrett Business Services Inc.	21,800	937
	Valmont Industries Inc.	6,700	877
*	Astronics Corp. Class B	21,286	813
	Lennox International Inc.	4,700	737
*	Caesarstone Ltd.	19,200	720
*	Energy Recovery Inc.	65,000	696
*	USA Truck Inc.	33,900	654
*	Gibraltar Industries Inc.	17,100	603
*	Huron Consulting Group Inc.	8,800	541
	Exponent Inc.	600	31
			1,863,737
Information Technology (23.9%)
*	Cadence Design Systems Inc.	4,682,818	112,622
*,2 Cardtronics plc Class A		2,319,001	102,013
*	Ultimate Software Group Inc.	364,289	76,173
*	Aspen Technology Inc.	1,660,085	69,541
*	Cavium Inc.	1,370,127	63,944
*	Euronet Worldwide Inc.	810,586	61,815
*	Tyler Technologies Inc.	351,742	57,341
	Intersil Corp. Class A	3,414,814	52,178
	Power Integrations Inc.	889,555	50,767
*	MACOM Technology Solutions Holdings Inc.	1,253,308	49,518
*	CoStar Group Inc.	229,189	47,648
*	Electronics For Imaging Inc.	1,052,037	46,595
	Belden Inc.	629,861	46,112
*	First Solar Inc.	969,568	45,259
*	2U Inc.	1,281,636	44,832
	SS&C Technologies Holdings Inc.	1,381,816	44,522
*	Entegris Inc.	2,573,016	43,973
*	HubSpot Inc.	751,100	41,003
*	Proofpoint Inc.	529,578	40,179
*	WNS Holdings Ltd. ADR	1,409,942	39,577
*	Ciena Corp.	2,014,440	38,657
*	BroadSoft Inc.	816,255	36,593
*	WEX Inc.	367,670	34,443
*	Acxiom Corp.	1,466,055	33,646
*,^ Mobileye NV		671,467	32,170
*	Trimble Navigation Ltd.	1,210,130	31,996
*	Gigamon Inc.	676,293	31,596
	Teradyne Inc.	1,578,645	31,178
	MKS Instruments Inc.	662,191	30,249
*	Manhattan Associates Inc.	520,950	30,241
*	Alliance Data Systems Corp.	129,043	29,889
*	SPS Commerce Inc.	461,130	29,199
*	Fleetmatics Group plc	653,993	28,096
	Convergys Corp.	1,001,837	26,699
*	Red Hat Inc.	347,600	26,171
*	Guidewire Software Inc.	420,327	25,837
	FLIR Systems Inc.	780,420	25,426
*,^ Stratasys Ltd.		1,206,357	25,261
	MAXIMUS Inc.	403,366	23,766
*	Verint Systems Inc.	631,690	22,280
*	GoDaddy Inc. Class A	742,700	22,222
*,^ SunPower Corp. Class A		1,460,310	21,291

*	Gartner Inc.	205,705	20,622
*	Wix.com Ltd.	554,412	19,737
	Brooks Automation Inc.	1,498,824	18,780
*	F5 Networks Inc.	151,840	18,740
*	Microsemi Corp.	479,900	18,716
	Methode Electronics Inc.	531,590	18,622
*	PTC Inc.	454,034	18,039
*	Genpact Ltd.	666,855	17,852
	National Instruments Corp.	617,460	17,709
	CDW Corp.	408,900	17,554
*,^ Shutterstock Inc.		314,500	17,326
	MercadoLibre Inc.	112,700	17,252
*	Mellanox Technologies Ltd.	372,200	16,444
*	Imperva Inc.	344,160	16,217
	Monolithic Power Systems Inc.	219,776	15,982
*	CyberArk Software Ltd.	283,300	15,975
*	VeriFone Systems Inc.	782,525	14,993
*	Envestnet Inc.	387,100	14,776
*	ChannelAdvisor Corp.	927,292	14,614
	Microchip Technology Inc.	262,100	14,583
	Cognex Corp.	309,500	13,980
*	Silicon Laboratories Inc.	261,266	13,920
*	Infoblox Inc.	712,500	13,338
*	Barracuda Networks Inc.	595,781	13,155
*	Super Micro Computer Inc.	598,460	12,897
*	Cimpress NV	134,982	12,796
*	RealPage Inc.	508,707	12,794
*	Pandora Media Inc.	930,231	12,651
*	Finisar Corp.	642,425	12,052
*	Descartes Systems Group Inc.	489,895	9,896
*	Perficient Inc.	439,600	9,768
*	Synchronoss Technologies Inc.	261,500	9,764
*	Zendesk Inc.	319,618	9,665
*	Progress Software Corp.	328,900	9,558
*	Fortinet Inc.	266,700	9,252
*	Radware Ltd.	745,800	9,181
*	Integrated Device Technology Inc.	417,275	9,176
*	PROS Holdings Inc.	485,100	9,013
*	Semtech Corp.	349,177	8,876
*	New Relic Inc.	254,264	8,757
*	Bottomline Technologies de Inc.	406,875	8,589
*	Tableau Software Inc. Class A	148,808	8,409
*	Palo Alto Networks Inc.	63,600	8,325
*	Teradata Corp.	290,100	8,233
*	Arista Networks Inc.	113,620	8,098
	Littelfuse Inc.	64,200	8,026
*	Stamps.com Inc.	105,000	7,960
*,2 Information Services Group Inc.		2,094,657	7,939
*	Advanced Micro Devices Inc.	1,154,900	7,923
	Booz Allen Hamilton Holding Corp. Class A	251,141	7,755
*	OSI Systems Inc.	126,398	7,517
*,^ Rapid7 Inc.		487,200	6,811
	EarthLink Holdings Corp.	998,300	6,768
	Travelport Worldwide Ltd.	500,000	6,745
*	LivePerson Inc.	981,851	6,554
*	Akamai Technologies Inc.	129,600	6,549
*	Virtusa Corp.	237,000	6,446

	DST Systems Inc.	51,096	6,302
	CSG Systems International Inc.	155,900	6,277
*	Extreme Networks Inc.	1,582,800	6,157
*	Qualys Inc.	194,500	6,105
*	Shopify Inc.	174,200	5,970
*	ANSYS Inc.	64,800	5,791
^	Leidos Holdings Inc.	115,000	5,751
*	NCR Corp.	169,200	5,578
*	EPAM Systems Inc.	79,400	5,577
*,^ Unisys Corp.		532,362	5,276
*	A10 Networks Inc.	664,252	5,194
*	Paycom Software Inc.	108,190	5,108
	Broadridge Financial Solutions Inc.	75,200	5,090
*	InvenSense Inc.	748,000	5,071
*	IPG Photonics Corp.	58,829	4,959
	Hackett Group Inc.	350,900	4,699
*	ON Semiconductor Corp.	464,400	4,658
*	WebMD Health Corp.	75,300	4,594
*	Plexus Corp.	97,800	4,493
*	Sykes Enterprises Inc.	133,300	4,091
*	FireEye Inc.	229,700	4,001
*	Brightcove Inc.	371,900	3,894
*	Applied Micro Circuits Corp.	586,100	3,857
	Science Applications International Corp.	63,400	3,852
*	Callidus Software Inc.	185,000	3,798
*	Care.com Inc.	344,986	3,791
	TeleTech Holdings Inc.	131,679	3,758
*	Cray Inc.	117,600	3,711
*	Paylocity Holding Corp.	81,632	3,644
*	LogMeIn Inc.	41,690	3,582
*	Interactive Intelligence Group Inc.	64,700	3,491
	NIC Inc.	145,711	3,398
*	Infinera Corp.	385,640	3,378
*	RingCentral Inc. Class A	131,000	3,017
*	Inphi Corp.	85,310	3,001
*	Allot Communications Ltd.	600,282	2,923
*	MicroStrategy Inc. Class A	15,900	2,781
*	Synaptics Inc.	53,000	2,753
*	Cirrus Logic Inc.	56,600	2,750
	Avnet Inc.	64,200	2,639
*	Everi Holdings Inc.	1,280,275	2,432
*	Take-Two Interactive Software Inc.	59,500	2,391
*	Five9 Inc.	182,100	2,296
*	Rackspace Hosting Inc.	90,600	2,123
*	Nimble Storage Inc.	276,700	2,059
*	Blackhawk Network Holdings Inc.	55,200	1,920
*	Benefitfocus Inc.	42,325	1,820
*	Silicon Graphics International Corp.	328,000	1,771
*,^ SecureWorks Corp. Class A		118,300	1,752
*	Cornerstone OnDemand Inc.	39,150	1,691
*	Jive Software Inc.	424,782	1,614
	Diebold Inc.	57,100	1,612
	Monotype Imaging Holdings Inc.	81,303	1,609
*	Itron Inc.	37,200	1,588
*	ShoreTel Inc.	213,600	1,568
*	NETGEAR Inc.	30,400	1,563
*	Lumentum Holdings Inc.	46,100	1,395

*	Travelzoo Inc.	134,521	1,372
*,^ Acacia Communications Inc.		19,540	1,271
*	Angie's List Inc.	142,400	1,152
*	Advanced Energy Industries Inc.	25,500	1,038
*	Zebra Technologies Corp.	18,500	981
*	Guidance Software Inc.	157,000	923
	ADTRAN Inc.	47,600	866
*,^ Oclaro Inc.		147,300	844
*,^ Alarm.com Holdings Inc.		29,000	833
*,^ Digimarc Corp.		21,275	775
*	Workiva Inc.	53,700	749
*	NeoPhotonics Corp.	58,600	735
*	ePlus Inc.	7,800	656
*	Ubiquiti Networks Inc.	14,200	635
			2,684,981
Materials (3.5%)
	Minerals Technologies Inc.	996,467	65,029
	PolyOne Corp.	1,578,905	55,372
	RPC Group plc	3,851,370	43,947
	Graphic Packaging Holding Co.	2,495,314	34,036
*	Smurfit Kappa Group plc	1,325,320	30,787
^	Methanex Corp.	855,820	23,980
	Ashland Inc.	199,950	22,642
	WR Grace & Co.	224,700	16,823
	Quaker Chemical Corp.	112,715	10,782
	Avery Dennison Corp.	112,400	8,755
	Balchem Corp.	128,921	8,234
*	Axalta Coating Systems Ltd.	283,420	8,092
	Trinseo SA	145,400	7,239
*	Koppers Holdings Inc.	206,324	6,524
	Steel Dynamics Inc.	243,100	6,520
	Worthington Industries Inc.	141,700	6,279
	Stepan Co.	81,491	5,241
*	Ryerson Holding Corp.	337,169	4,869
	Bemis Co. Inc.	93,800	4,788
	Huntsman Corp.	275,600	4,261
	AEP Industries Inc.	50,105	4,031
*	US Concrete Inc.	42,000	2,709
*	Crown Holdings Inc.	36,400	1,928
*	GCP Applied Technologies Inc.	52,700	1,451
	Kaiser Aluminum Corp.	16,700	1,384
	Sealed Air Corp.	29,200	1,378
	RPM International Inc.	25,100	1,362
	Packaging Corp. of America	15,900	1,188
*	Clearwater Paper Corp.	15,400	969
	Rayonier Advanced Materials Inc.	68,300	941
	Martin Marietta Materials Inc.	3,500	709
			392,250
Other (1.0%)
^,3 Vanguard Small-Cap ETF		470,767	57,184
^,3 Vanguard Small-Cap Growth ETF		384,700	50,227
*,4 Dropbox Private Placement		378,066	3,758
*	Dyax Corp CVR Expire 12/31/2019	134,316	149
			111,318
Telecommunication Services (0.8%)
*	Vonage Holdings Corp.	7,484,871	44,385

*	SBA Communications Corp. Class A			163,885	18,847
	Cogent Communications Holdings Inc.			270,507	11,559
*	8x8 Inc.			536,550	7,378
*	General Communication Inc. Class A			143,200	2,204
	Inteliquent Inc.			95,740	1,967
*	FairPoint Communications Inc.			119,300	1,931
*	Cincinnati Bell Inc.			289,000	1,445
	Shenandoah Telecommunications Co.			16,600	682
					90,398
	Utilities (0.2%)
^	8Point3 Energy Partners LP			1,201,549	19,862
	Southwest Gas Corp.			26,200	2,030
^	Spark Energy Inc. Class A			68,861	1,707
	Ormat Technologies Inc.			29,600	1,351
	WGL Holdings Inc.			8,600	609
	MGE Energy Inc.			9,300	522
					26,081
	Total Common Stocks (Cost $9,153,585)				10,921,439
		Coupon
	Temporary Cash Investments (4.2%)1
	Money Market Fund (3.7%)
	5,6 Vanguard Market Liquidity Fund	0.561%		421,197,415	421,197

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.3%)
	Deutsche Bank Securities, Inc.
	(Dated 7/29/16, Repurchase Value
	$33,501,000, collateralized by Government
	National Mortgage Assn. 3.000%-5.500%,
	2/15/40-9/15/42, with a value of
	$34,170,000)	0.390%	8/1/16	33,500	33,500

	U.S. Government and Agency Obligations (0.2%)
7	Federal Home Loan Bank Discount Notes	0.340%	9/7/16	6,500	6,498
	7,8 Federal Home Loan Bank Discount Notes	0.375%	9/30/16	9,000	8,996
8	United States Treasury Bill	0.318%	10/20/16	4,700	4,697
					20,191
	Total Temporary Cash Investments (Cost $474,886)				474,888
	Total Investments (101.5%) (Cost $9,628,471)				11,396,327
	Other Assets and Liabilities-Net (-1.5%)6				(164,138)
	Net Assets (100%)				11,232,189

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,825,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.0% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

6 Includes $163,552,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $6,297,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Explorer Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,809,054	108,478	3,907
Temporary Cash Investments	421,197	53,691	—
Futures Contracts—Assets[1]	301	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	11,230,550	162,169	3,907
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	907	98,328	2
E-mini Russell 2000 Index	September 2016	396	48,193	2,427
				2,429

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Explorer Fund

F. At July 31, 2016, the cost of investment securities for tax purposes was $9,630,638,000. Net unrealized appreciation of investment securities for tax purposes was $1,765,689,000, consisting of unrealized gains of $2,341,195,000 on securities that had risen in value since their purchase and $575,506,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	July 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics Inc.	NA2	17,337	6,867	—	—	NA3
Cardtronics plc Class A	NA3	—	4,219	—	—	102,013
eHealth Inc.	16,496	—	6,069	—	—	8,933
H&E Equipment Services	35,355	6,797	1,059	1,741	—	41,017
Inc.
Imprivata Inc.	16,426	9,833	—	—	—	46,278
Information Services Group	7,315	372	22	—	—	7,939
Inc.
MarineMax Inc.	21,376	1,454	729	—	—	28,392
Vanguard Market Liquidity	413,253	NA4	NA4	898	—	421,197
Fund
Vanguard Small-Cap ETF	—	466,291	408,472	1,210	—	57,184
Vanguard Small-Cap	57,108	—	9,442	410	—	50,227
Growth ETF
Total	567,329			4,259	—	763,180
1 Includes net realized gain (loss) on affiliated investment securities sold of $150,000.
2 Not applicable— at October 31, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable— in July 2016, Cardtronics Inc. changed its name to Cardtronics plc.
4 Not applicable— purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 16, 2016
VANGUARD EXPLORER FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 16, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.